Segment and geographical information	12 Months Ended
Dec. 31, 2022
Operating Segments [Abstract]
Segment and geographical information	Segment and geographical information
The segmentation of manufacturing operations into lumber, NA EWP, pulp and paper and Europe EWP is based on a number of factors, including similarities in products, production processes and economic characteristics. The EWP segments have been separated due to differences in the operating region, customer base, profit margins and sales volumes. Transactions between segments are at market prices and on standard business terms. The segments follow the accounting policies described in these consolidated financial statement notes, where applicable, and earnings before tax has been identified as the measure of segment profit and loss.

	Lumber	NA EWP	Pulp & Paper	Europe EWP	Corporate & Other	Total
Year ended December 31, 2022
Sales
To external customers	$4,381	$3,780	$802	$738	$—	$9,701
To other segments	84	9	5	—	(98)	—
	$4,465	$3,789	$807	$738	$(98)	$9,701
Cost of products sold	(2,489)	(1,677)	(596)	(479)	98	(5,142)
Freight and other distribution costs	(435)	(329)	(153)	(46)	—	(963)
Export duties, net	(18)	—	—	—	—	(18)
Amortization	(186)	(306)	(35)	(53)	(9)	(589)
Selling, general and administration	(194)	(106)	(32)	(28)	(5)	(365)
Equity-based compensation	—	—	—	—	(5)	(5)
Restructuring and impairment charges	(31)	—	(13)	(15)	—	(60)
Operating earnings	$1,111	$1,371	$(22)	$117	$(18)	$2,559
Finance income (expense), net	1	(4)	(2)	—	2	(3)
Other income	5	16	1	—	14	37
Earnings before tax	$1,117	$1,383	$(23)	$118	$(2)	$2,593

Total assets	$3,685	$4,637	$456	$730	$465	$9,973
Total liabilities	$553	$622	$90	$170	$919	$2,354
Capital expenditures	$184	$235	$29	$20	$9	$477

	Lumber	NA EWP	Pulp & Paper	Europe EWP	Corporate & Other	Total
Year ended December 31, 2021
Sales
To external customers	$4,804	$4,264	$727	$723	$—	$10,518
To other segments	106	9	—	—	(115)	—
	$4,910	$4,273	$727	$723	$(115)	$10,518
Cost of products sold	(2,241)	(1,521)	(541)	(457)	115	(4,645)
Freight and other distribution costs	(404)	(262)	(137)	(43)	—	(846)
Export duties, net	(146)	—	—	—	—	(146)
Amortization	(164)	(289)	(34)	(88)	(9)	(584)
Selling, general and administration	(146)	(76)	(34)	(22)	(34)	(312)
Equity-based compensation	—	—	—	—	(40)	(40)
Operating earnings	$1,809	$2,125	$(19)	$113	$(83)	$3,945
Finance expense, net	(17)	(3)	(5)	(1)	(19)	(45)
Other income (expense)	2	(1)	2	—	(5)	(2)
Earnings before tax	$1,794	$2,121	$(22)	$112	$(107)	$3,898

Total assets	$3,557	$4,154	$448	$953	$1,321	$10,433
Total liabilities	$668	$552	$99	$223	$1,235	$2,777
Capital expenditures	$146	$424	$35	$28	$2	$635
1. NA EWP capital expenditures for the year ended December 31, 2021 includes $276 million relating to the asset acquisition of the idled OSB mill near Allendale, South Carolina.
The geographic distribution of non-current assets and external sales based on the location of product delivery is as follows:

	Non-current assets		Sales by geographic area
	2022	2021	2022	2021
United States	$2,625	$2,838	$6,659	$7,286
Canada	4,139	3,825	1,531	1,682
U.K and Europe	460	553	733	737
Asia	—	—	767	806
Other	—	—	11	7
	$7,224	$7,216	$9,701	$10,518